Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

21.  Related party transactions

For the years ended December 31, 2021, 2022 and 2023, the Group had no material related party transactions and no material related party balance as of December 31, 2022 and 2023.